BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)								12 Months Ended
	May 01, 2024	Mar. 29, 2024	Nov. 10, 2021 shares	Jun. 03, 2021 USD ($) shares	Jan. 13, 2021 CNY (¥) item shares	Dec. 10, 2019	Aug. 21, 2018 USD ($) shares	Jun. 30, 2023 CNY (¥) item	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 03, 2021 CNY (¥)	Jun. 03, 2021 USD ($) $ / shares	Jan. 13, 2021 USD ($) item $ / shares	Dec. 31, 2020
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Cost method investment ownership percentage							43.00%								43.00%
Ownership interest (as a percent)							8
Shares							487,057
Reverse stock split	0.056	0.056						0.2	0.2
Remeasurement gain of previously held equity interests in connection with step acquisition								¥ 0	$ 0	¥ 0	¥ 979,254
Investment loss | ¥											266,707
Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares							27,059
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)					51									51
Payments to acquire additional interest in subsidiaries | $							$ 10,000,000
Number of gas stations extending business | item								200	200
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item					2									2
Equity method investment additional information							As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 (27,059 shares post 2024 Reverse Split) restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency.
Stock price | $ / shares														$ 1.61
Fair market value of waived performance goals					¥ 1,689,807									$ 261,667
Remeasurement gain of previously held equity interests in connection with step acquisition | ¥								¥ 979,254
Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Stock price | $ / shares														$ 28.98
Investment in Starry Blockchain Energy Pte. Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Cost method investment ownership percentage												30.00%	30.00%
Ownership interest (as a percent)												30	30
Payments to acquire equity method investments | $				$ 3,000,000
Stock price | $ / shares													$ 13.80
Fair value of shares issued												¥ 27,675,450	$ 4,327,600
Investment loss | ¥								15,411		15,411
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Percentage of equity interest to be acquired in exchange for waiver of performance goals					8.00%									8.00%
Consideration in shares					487,057
Percentage of deemed consideration of equity.					8.00%
Number of shares cancelled					162,352
Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares					27,059
Number of shares cancelled					9,020
Future Gas Station (Beijing) Technology, Ltd | Customer relationship
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Amortization expense								700,000	$ 96,534	700,000	350,000
Impairment loss for intangible assets								¥ 5,250,000	$ 724,008	¥ 0	¥ 0
Restricted shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares					487,057
Restricted shares | Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares					27,059
Maximum
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)							43
Class A ordinary shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split	0.056	0.056				0.2
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares							487,057
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares							27,059
Class A ordinary shares | Starry
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Number of shares issued			500,000
Class A ordinary shares | Restricted shares | Investment in Starry Blockchain Energy Pte. Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares			316,345	316,345
Stock price | $ / shares													$ 9.48